United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1.	Schedules of Investments.

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	5/13/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	5/13/2008

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date:	5/13/2008

Item 1.	Schedules of Investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

March 31, 2008

(Unaudited)

	Shares Held		Value

COMMON STOCKS (96.56%)
BUSINESS SERVICES (4.32%)
Microsoft Corp.	91,883		$2,607,639
Oracle Corp.	57,149	(1)	1,117,834

			3,725,473
CHEMICALS AND ALLIED PRODUCTS (15.69%)
Abbott Laboratories	24,755		1,365,238
Amgen Inc.	17,835	(1)	745,146
Bristol-Myers Squibb Co.	41,053		874,429
Colgate-Palmolive Co.	6,950		541,474
Dow Chemical Co. (The)	10,505		387,109
E.I. du Pont de Nemours and Co.	15,756		736,751
Eli Lilly and Co.	17,662		911,183
Johnson & Johnson	42,710		2,770,598
Merck & Co., Inc.	31,708		1,203,319
Pfizer Inc.	44,377		928,811
Proctor & Gamble Co. (The)	43,542		3,050,988

			13,515,046
COMMUNICATIONS (4.70%)
AT&T Inc.	34,855		1,334,946
CBS Corp.-Class B	12,084		266,815
Comcast Corp.-Class A	33,054		639,264
Verizon Communications Inc.	36,562		1,332,685
Viacom Inc.-Class B	12,084	(1)	478,768

			4,052,478
DEPOSITORY INSTITUTIONS (7.64%)
Bank of America Corp.	45,666		1,731,198
Citigroup Inc.	48,341		1,035,464
JPMorgan Chase & Co.	46,325		1,989,659
Wachovia Corp.	25,460		687,420
Wells Fargo & Co.	39,005		1,135,045

			6,578,786
EATING AND DRINKING PLACES (2.88%)
McDonald’s Corp.	44,467		2,479,925

ELECTRIC, GAS AND SANITARY SERVICES (3.15%)
Exelon Corp.	24,105		1,959,013
Southern Co.	21,215		755,466

			2,714,479
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (8.00%)
Cisco Systems, Inc.	61,023	(1)	1,470,044
General Electric Co.	84,256		3,118,315
Intel Corp.	57,041		1,208,128
Motorola, Inc.	37,189		345,858
Texas Instruments Inc.	26,461		748,052

			6,890,397

	Shares Held		Value

FOOD AND KINDRED PRODUCTS (5.04%)
Anheuser-Busch Cos., Inc.	11,202		$531,535
Coca-Cola Co. (The)	31,034		1,889,040
Kraft Foods Inc.	26,424		819,408
PepsiCo, Inc.	15,208		1,098,018

			4,338,001
FORESTRY (0.47%)
Weyerhaeuser Co.	6,270		407,801

GENERAL MERCHANDISE STORES (3.25%)
Target Corp.	11,900		603,092
Wal-Mart Stores, Inc.	41,773		2,200,602

			2,803,694
INDUSTRIAL MACHINERY AND EQUIPMENT (10.10%)
3M Co.	17,453		1,381,405
Applied Materials, Inc.	23,520		458,875
Caterpillar Inc.	28,044		2,195,565
Dell Inc.	30,585	(1)	609,253
EMC Corp.	37,308	(1)	534,997
Hewlett-Packard Co.	40,454		1,847,130
International Business Machines Corp.	14,526		1,672,524

			8,699,749
INSURANCE CARRIERS (1.87%)
American International Group, Inc.	37,204		1,609,073

MOTION PICTURES (2.12%)
Time Warner Inc.	49,492		693,878
Walt Disney Co. (The)	36,092		1,132,567

			1,826,445
NONDEPOSITORY INSTITUTIONS (3.21%)
American Express Co.	54,692		2,391,134
Federal National Mortgage Assoc.	14,090		370,849

			2,761,983
PETROLEUM AND COAL PRODUCTS (10.69%)
Chevron Corp.	38,610		3,295,750
Exxon Mobil Corp.	69,936		5,915,187

			9,210,937
PRIMARY METAL INDUSTRIES (1.27%)
Alcoa Inc.	30,278		1,091,825

SECURITY AND COMMODITY BROKERS (0.62%)
Amerprise Financial, Inc.	10,349		536,596

TOBACCO PRODUCTS (3.22%)
Altria Group, Inc.	38,185		847,707
Philip Morris International Inc.	38,185	(1)	1,931,397

			2,779,104

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value

TRANSPORTATION EQUIPMENT (8.32%)
Boeing Co. (The)	26,912	$2,001,445
General Motors Corp.	16,365	311,753
Honeywell International Inc.	37,254	2,101,871
United Technologies Corp.	40,007	2,753,282

		7,168,351

Total Common Stocks (Cost $62,704,739)		83,190,143

	Principal Amount
SHORT-TERM INVESTMENTS (3.32%)
COMMERCIAL PAPER (0.87%)
INSURANCE CARRIERS (0.29%)
Prudential Funding LLC., 2.37%, due 04/07/08	$250,000	250,000

NONDEPOSITORY INSTITUTIONS (0.58%)
American General Finance Corp., 2.50%, due 04/11/08	500,000	500,000

Total Commercial Paper (Cost $750,000)		750,000

UNITED STATES GOVERNMENT AGENCIES (2.23%)
Federal Home Loan Bank, due 04/02/08	325,000	324,980
Federal Home Loan Bank, due 04/04/08	300,000	299,943
Federal Home Loan Bank, due 04/16/08	500,000	499,614
Federal Home Loan Bank, due 04/18/08	400,000	399,620
Federal Home Loan Bank, due 04/21/08	400,000	399,544

Total United States Government Agencies (Cost $1,923,702)		1,923,701

	Shares Held
MONEY MARKET MUTUAL FUND (0.22%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $184,395)	184,395	184,395

Total Short-Term Investments (Cost $2,858,097)		2,858,096

Total Investments (99.88%) (Cost $65,562,836)		86,048,239

OTHER ASSETS LESS LIABILITIES (0.12%)
Cash, receivables, prepaid expense and other assets, less liabilities		106,405

Total Net Assets (100.00%)		$86,154,644

(1)	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$29,837,681
Unrealized Depreciation	(9,352,278)

Net Unrealized Appreciation (Depreciation)	20,485,403

Cost for federal income tax purposes	$65,562,836

VALUATION

The portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

investments maturing in 90 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$83,374,538
Level 2	2,673,701
Level 3	—

Total	$86,048,239

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

March 31, 2008

(Unaudited)

	Principal Amount		Value

CORPORATE BONDS (34.72%)
DEPOSITORY INSTITUTIONS (9.39%)
Comerica Bank, 5.20%, due 08/22/17	$1,000,000		$922,990
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000		921,060
Huntington National Bank, 5.50%, due 02/15/16	700,000		645,218
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	(1)	1,357,860
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000		581,378

			4,428,506
ELECTRIC, GAS AND SANITARY SERVICES (6.90%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19	700,000	(1)	816,291
Oglethorpe Power Corp., 6.974%, due 06/30/11	563,000		594,083
PacifiCorp, 6.90%, due 11/15/11	750,000		823,447
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000		1,020,880

			3,254,701
FOOD AND KINDRED PRODUCTS (2.17%)
Diageo plc, 4.375%, due 05/03/10	1,000,000		1,024,380

FOOD STORES (1.37%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	600,000		646,500

FURNITURE AND FIXTURES (1.13%)
Steelcase Inc., 6.50%, due 08/15/11	500,000		532,770

HOLDING AND OTHER INVESTMENT OFFICES (1.38%)
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000		651,861

INSURANCE CARRIERS (4.95%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000		1,510,350
SunAmerica Inc., 8.125%, due 04/28/23	700,000		825,195

			2,335,545
SECURITY AND COMMODITY BROKERS (4.32%)
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000		876,474
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	1,300,000		1,160,146

			2,036,620

	Principal Amount	Value

TOBACCO PRODUCTS (1.66%)
UST Inc., 7.25%, due 06/01/09	$750,000	$783,075

TRANSPORTATION — BY AIR (1.20%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	374,680	360,536
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	184,028	201,828

		562,364
TRANSPORTATION EQUIPMENT (0.25%)
Ford Motor Co., 9.215%, due 09/15/21	150,000	117,750

Total Corporate Bonds (Cost $16,606,271)		16,374,072

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.60%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.10%, due 08/01/39	1,500,000	1,227,420

Total Commercial Mortgage Pass-Through Certificates (Cost $1,482,090)		1,227,420

MORTGAGE-BACKED SECURITIES (45.66%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (19.48%)
3023 Class TG, 5.50%, due 08/01/35	1,349,598	1,343,633
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,025,610
Pool # A53146, 5.50%, due 10/01/36	2,000,000	2,022,333
Pool # A69436, 6.00%, due 12/01/37	956,267	980,471
Pool # G02562, 6.00%, due 01/01/37	1,390,124	1,427,421
Pool # G02648, 5.50%, due 12/01/36	1,369,195	1,384,484
Pool # G03803, 5.50%, due 01/01/38	992,948	1,003,780

		9,187,732
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.54%)
Pool # 50276, 9.50%, due 02/01/20	755	845
Pool # 256103, 5.50%, due 02/01/26	771,221	784,737
Pool # 897144, 6.00%, due 09/01/36	884,264	907,003
Pool # 928570, 6.00%, due 08/01/37	1,359,062	1,393,664

		3,086,249
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (19.64%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,020,291
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000	1,032,381

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (19.64%) — continued
Pool # 1512, 7.50%, due 12/01/23	$12,834	$13,790
Pool # 2631, 7.00%, due 08/01/28	18,958	20,264
Pool # 2658, 6.50%, due 10/01/28	34,607	36,232
Pool # 2701, 6.50%, due 01/01/29	43,793	45,837
Pool # 2796, 7.00%, due 08/01/29	34,188	36,529
Pool # 3039, 6.50%, due 02/01/31	13,832	14,468
Pool # 3040, 7.00%, due 02/01/31	22,137	23,624
Pool # 3188, 6.50%, due 01/01/32	78,926	82,450
Pool # 3239, 6.50%, due 05/01/32	77,326	80,778
Pool # 3261, 6.50%, due 07/01/32	145,644	152,146
Pool # 3320, 5.50%, due 12/01/32	621,912	634,768
Pool # 3333, 5.50%, due 01/01/33	512,187	522,631
Pool # 3375, 5.50%, due 04/01/33	77,594	79,176
Pool # 3390, 5.50%, due 05/01/33	340,007	346,940
Pool # 3403, 5.50%, due 06/01/33	575,638	587,375
Pool # 3458, 5.00%, due 10/01/33	517,505	516,384
Pool # 3499, 5.00%, due 01/01/34	799,563	797,603
Pool # 3556, 5.50%, due 05/01/34	807,660	823,789
Pool # 3623, 5.00%, due 10/01/34	1,338,187	1,334,906
Pool # 22630, 6.50%, due 08/01/28	20,043	20,984
Pool # 276337, 10.00%, due 08/01/19	5,193	6,261
Pool # 643816, 6.00%, due 07/01/25	993,460	1,031,749

		9,261,356

Total Mortgage-Backed Securities (Cost $21,106,222)		21,535,337

UNITED STATES GOVERNMENT AGENCIES (2.13%)
Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13	1,000,000	1,001,690

Total United States Government Agencies (Cost $983,759)		1,001,690

SHORT-TERM INVESTMENTS (14.56%)
COMMERCIAL PAPER (4.03%)
NON-DEPOSITORY INSTITUTIONS
American General Finance Corp., 2.80%, due 04/04/08	900,000	900,000
General Electric Capital Corp., 2.28%, due 04/01/08	1,000,000	1,000,000

Total Commercial Paper (Cost $1,900,000)		1,900,000

UNITED STATES GOVERNMENT AGENCIES (10.27%)
Federal Home Loan Bank, due 04/07/08	900,000	899,700
Federal Home Loan Bank, due 04/10/08	1,400,000	1,399,370
Federal Home Loan Bank, due 04/16/08	1,450,000	1,448,876

	Principal Amount	Value

Federal Home Loan Bank, due 04/18/08	$1,100,000	$1,098,898

Total United States Government Agencies (Cost $4,846,844)		4,846,844

	Shares Held
MONEY MARKET MUTUAL FUND (0.26%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $121,138)	121,138	121,138

Total Short-Term Investments (Cost $6,867,982)		6,867,982

Total Investments (99.67%) (Cost $47,046,324)		47,006,501

OTHER ASSETS LESS LIABILITIES (0.33%)
Cash, receivables, prepaid expense and other assets, less liabilities		156,525

Total Net Assets (100.00%)		$47,163,026

(1)	Restricted Securities:

Maritime & NE Pipeline, was purchased at 104.481 on 04/20/01. As of 03/31/08, the carrying value of each unit was 116.613, representing $816,291 or 1.73% of total net assets.

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 03/31/08, the carrying value of each unit was 90.524, representing $1,357,860 or 2.88% of total net assets.

As of 03/31/08, the carrying value of all restricted securities was $2,174,151 or 4.61% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$871,865
Unrealized Depreciation	(911,688)

Net Unrealized Appreciation (Depreciation)	(39,823)

Cost for federal income tax purposes	$47,046,324

VALUATION

The portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 90 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$121,138
Level 2	46,885,363
Level 3	—

Total	$47,006,501

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

March 31, 2008

(Unaudited)

	Shares Held		Value

COMMON STOCKS AND PARTNERSHIP UNITS (71.40%)
BUSINESS SERVICES (1.87%)
eBay Inc.	8,900	(1)	$265,576
Electronic Data Systems Corp.	7,500		124,875
Microsoft Corp.	30,600		868,428
Oracle Corp.	24,830	(1)	485,675

			1,744,554
CHEMICALS AND ALLIED PRODUCTS (11.95%)
Abbott Laboratories	21,600		1,191,240
Amgen Inc.	3,900	(1)	162,942
Biovail Corp.	18,950		201,817
Colgate-Palmolive Co.	7,430		578,871
Dow Chemical Co. (The)	13,965		514,610
E.I. du Pont de Nemours and Co.	22,875		1,069,635
Johnson & Johnson	33,612		2,180,410
K-V Pharmaceutical Co.-Class A	12,600	(1)	314,496
Mylan Inc.	35,550		412,380
Novartis AG	8,060		412,914
Pfizer Inc.	90,184		1,887,551
Procter & Gamble Co. (The)	13,605		953,302
Schering-Plough Corp.	15,700		226,237
Teva Pharmaceutical Industries Ltd.	11,399		526,520
Wyeth	11,800		492,768

			11,125,693
COMMUNICATIONS (2.01%)
AT&T Inc.	12,600		482,580
Comcast Corp.-Class A	13,590		262,831
Embarq Corp.	9,600		384,960
Sprint Nextel Corp.	46,171		308,884
Verizon Communications Inc.	11,800		430,110

			1,869,365
DEPOSITORY INSTITUTIONS (3.39%)
Bank of America Corp.	17,202		652,128
Bank of New York Mellon Corp. (The)	12,683		529,262
Citigroup Inc.	19,822		424,587
National City Corp.	8,695		86,515
New York Community Bancorp, Inc.	44,834		816,875
U.S. Bancorp	12,895		417,282
Wachovia Corp.	8,328		224,856

			3,151,505
DRUG AND PROPRIETARY STORES (0.64%)
Walgreen Co.	15,560		592,680

ELECTRIC, GAS AND SANITARY SERVICES (4.55%)
Atmos Energy Corp.	22,952		585,276
Integrys Energy Group, Inc.	14,304		667,139
Pinnacle West Capital Corp.	24,200		848,936
Tortoise Energy Capital Corp.	44,651		1,128,331

	Shares Held		Value

Waste Management, Inc.	15,400		$516,824
Xcel Energy Inc.	24,690		492,565

			4,239,071
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.76%)
Cisco Systems, Inc.	35,830	(1)	863,145
Emerson Electric Co.	1,600		82,336
General Electric Co.	106,965		3,958,775
Helen of Troy, Ltd.	12,334	(1)	206,841
Intel Corp.	11,900		252,042

			5,363,139
FABRICATED METAL PRODUCTS (0.53%)
Illinois Tool Works Inc.	10,155		489,776

FOOD AND KINDRED PRODUCTS (3.41%)
Anheuser-Busch Cos., Inc.	11,995		569,163
Coca-Cola Co. (The)	10,380		631,831
Diageo plc	7,200		585,504
Kraft Foods Inc.	15,399		477,523
PepsiCo, Inc.	12,650		913,330

			3,177,351
GENERAL MERCHANDISE STORES (1.41%)
Target Corp.	4,760		241,237
Wal-Mart Stores, Inc.	20,290		1,068,877

			1,310,114
HEALTH SERVICES (0.25%)
Lifepoint Hospitals, Inc.	8,429	(1)	231,545

HOLDING AND OTHER INVESTMENT OFFICES (0.68%)
H&Q Life Sciences Investors	18,165		214,529
iShares MSCI Japan Index	34,030		420,951

			635,480
INDUSTRIAL MACHINERY AND EQUIPMENT (3.55%)
3M Co.	20,305		1,607,141
EMC Corp.	36,800	(1)	527,712
Hewlett-Packard Co.	5,460		249,304
Ingersoll-Rand Co. Ltd.-Class A	20,634		919,864

			3,304,021
INSTRUMENTS AND RELATED PRODUCTS (2.50%)
Becton, Dickinson and Co.	6,235		535,275
Medtronic, Inc.	10,150		490,955
Stryker Corp.	5,140		334,357
Thermo Fisher Scientific Inc.	7,840	(1)	445,626
Zimmer Holdings, Inc.	6,750	(1)	525,555

			2,331,768

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held		Value

INSURANCE AGENTS, BROKERS AND SERVICE (0.44%)
Arthur J. Gallagher & Co.	17,455		$412,287

INSURANCE CARRIERS (4.30%)
Allstate Corp. (The)	7,140		343,148
American International Group, Inc.	8,375		362,219
EMC Insurance Group Inc.	43,608		1,172,619
Lincoln National Corp.	6,630		344,760
MetLife, Inc.	11,370		685,156
Old Republic International Corp.	31,100		401,501
Protective Life Corp.	6,225		252,486
Safeco Corp.	4,693		205,929
Wellpoint, Inc.	5,328	(1)	235,125

			4,002,943
LUMBER & OTHER BUILDING MATERIALS DEALERS (0.19%)
Lowe’s Companies, Inc.	7,525		172,623

METAL MINING (3.55%)
Barrick Gold Corp.	57,916		2,516,450
Newmont Mining Corp.	17,500		792,750

			3,309,200
MOTION PICTURES (0.59%)
News Corp.	29,500		553,125

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.53%)
United Parcel Service, Inc.-Class B	6,720		490,694

NONDEPOSITORY INSTITUTIONS (0.08%)
SLM Corp.	5,095	(1)	78,208

OIL AND GAS EXTRACTION (6.46%)
Anadarko Petroleum Corp.	13,700		863,511
Apache Corp.	6,700		809,494
Baker Hughes Inc.	8,700		595,950
Devon Energy Corp.	6,400		667,712
Occidental Petroleum Corp.	22,250		1,628,032
Rowan Cos., Inc.	16,700		687,706
Weatherford International Ltd.	10,500	(1)	760,935

			6,013,340
PAPER AND ALLIED PRODUCTS (1.16%)
AbitibiBowater Inc.	8,358		107,902
Kimberly-Clark Corp.	15,015		969,218

			1,077,120
PERSONAL SERVICES (0.59%)
Cintas Corp.	19,235		548,967

PETROLEUM AND COAL PRODUCTS (2.52%)
BP p.l.c.	8,100		491,265
ConocoPhillips	17,170		1,308,526

	Shares Held		Value

Valero Energy Corp.	11,100		$545,121

			2,344,912
PIPELINES, EXCEPT NATURAL GAS (3.93%)
Buckeye Partners, L.P.	12,500		576,250
Enbridge Energy Partners, L.P.	12,200		580,110
Kinder Morgan Management, LLC	26,617		1,356,668
Magellan Midstream Partners, L.P.	14,100		571,050
Plains All American Pipeline, L.P.	12,000		570,480

			3,654,558
PRINTING AND PUBLISHING (0.99%)
Belo Corp.-Series A	9,230		97,561
Meredith Corp.	13,010		497,633
R.R. Donnelley & Sons Co.	10,925		331,137

			926,331
TOBACCO PRODUCTS (0.32%)
Altria Group, Inc.	4,045		89,799
Philip Morris International Inc.	4,045	(1)	204,596

			294,395
TRANSPORTATION EQUIPMENT (2.72%)
Federal Signal Corp.	36,400		508,144
Genuine Parts Co.	13,600		546,992
Honeywell International Inc.	16,905		953,780
ITT Corp.	10,190		527,944

			2,536,860
WHOLESALE TRADE — NONDURABLE GOODS (0.53%)
Sysco Corp.	17,085		495,807

Total Common Stocks and Partnership Units (Cost $59,642,706)			66,477,432

	Principal Amount
MORTGAGE-BACKED SECURITIES (23.45%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000		2,295,655
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000		2,461,147
2003-71 Class AK, 5.00%, due 09/01/29	600,000		621,980
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000		1,610,514
2004-22 Class BK, 3.47%, due 04/01/34	283,404		282,504
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000		1,316,930
2004-72 Class DE, 5.00%, due 07/01/32	500,000		507,097

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) — continued
2004-76 Class VG, 5.00%, due 09/01/23	$700,000	$727,419
2004-89 Class KC, 4.00%, due 10/01/34	572,677	574,820
2004-105 Class PB, 5.00%, due 06/01/33	1,693,200	1,707,934
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,072,924
2004-109 Class WE, 5.00%, due 05/01/33	780,000	779,245
2005-44 Class KC, 5.00%, due 04/01/31	1,500,000	1,554,257
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	965,406
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,455,696
Pool # 2796, 7.00%, due 08/01/29	51,283	54,793
Pool # 3040, 7.00%, due 02/01/31	27,671	29,530
Pool # 3188, 6.50%, due 01/01/32	78,926	82,450
Pool # 3239, 6.50%, due 05/01/32	129,504	135,285
Pool # 3333, 5.50%, due 01/01/33	224,082	228,651
Pool # 3403, 5.50%, due 06/01/33	181,461	185,161
Pool # 3442, 5.00%, due 09/01/33	777,034	775,350
Pool # 3459, 5.50%, due 10/01/33	512,257	522,702
Pool # 672081, 6.00%, due 08/01/37	855,351	884,165

Total Mortgage-Backed Securities (Cost $21,088,510)		21,831,615

SHORT-TERM INVESTMENTS (7.98%)
COMMERCIAL PAPER (2.47%)
DEPOSITORY INSTITUTIONS (2.36%)
Citigroup Inc., 2.70%, due 04/03/08	1,000,000	1,000,000
Citigroup Inc., 2.50%, due 04/07/08	1,200,000	1,200,000

		2,200,000
NONDEPOSITORY INSTITUTIONS (0.11%)
American General Finance Corp., 2.55%, due 04/16/08	100,000	100,000

Total Commercial Paper (Cost $2,300,000)		2,300,000

UNITED STATES GOVERNMENT AGENCIES (5.47%)
Federal Home Loan Bank, due 04/02/08	1,000,000	999,939
Federal Home Loan Bank, due 04/04/08	1,300,000	1,299,752
Federal Home Loan Bank, due 04/10/08	1,400,000	1,399,369

	Principal Amount	Value

Federal Home Loan Bank, due 04/16/08	$600,000	$599,537
Federal Home Loan Bank, due 04/21/08	800,000	799,089

Total United States Government Agencies (Cost $5,097,686)		5,097,686

	Shares Held
MONEY MARKET MUTUAL FUND (0.04%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $33,158)	33,158	33,158

Total Short-Term Investments (Cost $7,430,844)		7,430,844

Total Investments (102.83%) (Cost $88,162,060)		95,739,891

OTHER ASSETS LESS LIABILITIES (-2.83%)
Cash, receivables, prepaid expense and other assets, less liabilities		(2,639,479)

Total Net Assets (100.00%)		$93,100,412

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$12,974,580
Unrealized Depreciation	(5,224,871)

Net Unrealized Appreciation (Depreciation)	7,749,709

Cost for federal income tax purposes	$87,990,182

VALUATION

The portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 90 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$66,510,590
Level 2	29,229,301
Level 3	—

Total	$95,739,891

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

March 31, 2008

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (100.13%)
COMMERCIAL PAPER (21.90%)
INSURANCE CARRIERS (4.54%)
Prudential Funding, LLC, due 04/03/08	2.917%	$250,000	$250,000
Prudential Funding, LLC, due 04/24/08	2.831	300,000	300,000
Prudential Funding, LLC, due 05/06/08	2.378	250,000	250,000

			800,000

NONDEPOSITORY INSTITUTIONS (12.68%)
American Express Credit Corp., due 04/07/08	2.963	215,000	215,000
American Express Credit Corp., due 05/09/08	2.578	250,000	250,000
American Express Credit Corp., due 05/12/08	2.793	275,000	275,000
American General Finance Corp., due 04/29/08	2.760	195,000	195,000
American General Finance Corp., due 05/07/08	2.458	250,000	250,000
American General Finance Corp., due 05/08/08	2.509	300,000	300,000
General Electric Capital Corp., due 04/11/08	2.921	225,000	225,000
General Electric Capital Corp., due 04/15/08	2.911	275,000	275,000
General Electric Capital Corp., due 05/23/08	2.440	250,000	250,000

			2,235,000
PETROLEUM AND COAL PRODUCTS (4.68%)
Chevron Corp., due 04/11/08	2.324	300,000	300,000
Chevron Corp., due 04/15/08	2.152	225,000	225,000
Chevron Corp., due 04/29/08	2.154	300,000	300,000

			825,000

Total Commercial Paper (Cost $3,860,000)			3,860,000

UNITED STATES GOVERNMENT AGENCIES (78.23%)
Federal Farm Credit Bank, due 04/02/08	4.159	400,000	399,954
Federal Farm Credit Bank, due 04/04/08	2.336	500,000	499,904
Federal Farm Credit Bank, due 04/07/08	2.029	500,000	499,833
Federal Home Loan Bank, due 04/01/08	1.521	1,000,000	1,000,000
Federal Home Loan Bank, due 04/04/08	2.689	350,000	349,923
Federal Home Loan Bank, due 04/08/08	2.769	375,000	374,801
Federal Home Loan Bank, due 04/09/08	2.788	350,000	349,786
Federal Home Loan Bank, due 04/16/08	2.780	400,000	399,544
Federal Home Loan Bank, due 04/18/08	2.564	400,000	399,523
Federal Home Loan Bank, due 04/25/08	2.729	475,000	474,149
Federal Home Loan Bank, due 05/02/08	2.422	300,000	299,384
Federal Home Loan Bank, due 05/21/08	1.790	500,000	498,777
Federal Home Loan Mortgage Corp., due 04/10/08	2.678	350,000	349,769
Federal Home Loan Mortgage Corp., due 04/14/08	2.740	500,000	499,513
Federal Home Loan Mortgage Corp., due 04/17/08	2.184	450,000	449,569
Federal Home Loan Mortgage Corp., due 04/18/08	2.749	245,000	244,687
Federal Home Loan Mortgage Corp., due 04/21/08	2.909	350,000	349,443
Federal Home Loan Mortgage Corp., due 04/28/08	2.890	225,000	224,520
Federal Home Loan Mortgage Corp., due 05/05/08	2.746	350,000	349,107
Federal Home Loan Mortgage Corp., due 05/16/08	2.055	700,000	698,231
Federal Home Loan Mortgage Corp., due 05/27/08	2.292	340,000	338,808
Federal Home Loan Mortgage Corp., due 06/02/08	2.086	500,000	498,234

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value

Federal National Mortgage Assoc., due 04/01/08	2.689%	$450,000	$450,000
Federal National Mortgage Assoc., due 04/10/08	2.224	250,000	249,863
Federal National Mortgage Assoc., due 04/17/08	2.512	425,000	424,533
Federal National Mortgage Assoc., due 04/21/08	2.132	300,000	299,650
Federal National Mortgage Assoc., due 04/22/08	2.687	350,000	349,460
Federal National Mortgage Assoc., due 04/23/08	2.708	475,000	474,226
Federal National Mortgage Assoc., due 04/30/08	2.664	500,000	498,944
Federal National Mortgage Assoc., due 05/01/08	2.105	400,000	399,309
Federal National Mortgage Assoc., due 05/13/08	1.829	400,000	399,160
Federal National Mortgage Assoc., due 05/14/08	1.881	325,000	324,281
Federal National Mortgage Assoc., due 05/30/08	2.035	375,000	373,771

Total United States Government Agencies (Cost $13,790,656)			13,790,656

Total Short-Term Investments (Cost $17,650,656)			17,650,656

OTHER ASSETS LESS LIABILITIES (-0.13%)
Cash, receivables, prepaid expense and other assets, less liabilities			(23,298)

Total Net Assets (100.00%)			$17,627,358

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 90 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$—
Level 2	17,650,656
Level 3	—

Total	$17,650,656

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

March 31, 2008

(Unaudited)

	Shares Held		Value

PREFERRED STOCKS (1.35%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000		$601,600

	Principal Amount
CORPORATE BONDS (63.97%)
APPAREL AND ACCESSORY STORES (2.78%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000		1,242,500

CHEMICALS AND ALLIED PRODUCTS (4.95%)
Chemtura Corp., 6.875%, due 06/01/16	1,700,000		1,530,000
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000		680,000

			2,210,000
DEPOSITORY INSTITUTIONS (3.04%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	(1)	1,357,860

ELECTRIC, GAS AND SANITARY SERVICES (13.42%)
Avista Corp., 5.95%, due 06/01/18	1,400,000	(2)	1,404,984
Bruce Mansfield Unit 1, 144A, 6.85%, due 06/01/34	1,500,000	(1)	1,599,795
Entergy Corp., 6.18%, due 03/01/35	1,700,000		1,599,122
ESI Tractebel, 7.99%, due 12/30/11	230,000		236,144
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000		973,750
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	181,300		180,842

			5,994,637
FOOD STORES (2.92%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000		1,302,408

FURNITURE AND FIXTURES (3.10%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000		1,385,202

HOLDING AND OTHER INVESTMENT OFFICES (17.37%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000		597,936
First Industrial, L.P., 7.60%, due 07/15/28	700,000		597,800
First Industrial, L.P., 7.75%, due 04/15/32	500,000		428,260
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000		1,312,519

	Principal Amount		Value

HRPT Properties Trust, 6.25%, due 08/15/16	$1,075,000		$1,005,265
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	1,171,000		825,941
Realty Income Corp., 6.75%, due 08/15/19	1,500,000		1,409,565
Rouse Company, LP (The), 5.375%, due 11/26/13	2,000,000		1,578,520

			7,755,806
INSURANCE CARRIERS (1.45%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000		649,062

MOTION PICTURES (1.98%)
Time Warner Inc., 8.375%, due 03/15/23	800,000		883,560

PAPER AND ALLIED PRODUCTS (5.52%)
AbitiBowater Inc., 9.375%, due 12/15/21	900,000		585,000
Cascades Inc., 7.25%, due 02/15/13	1,000,000		890,000
Potlatch Corp., 9.125%, due 12/01/09	900,000		990,000

			2,465,000
TRANSPORTATION — BY AIR (2.40%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	1,149,206		1,070,830

WATER TRANSPORTATION (5.04%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000		1,135,750
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	1,000,000	(1)	1,115,080

			2,250,830

Total Corporate Bonds (Cost $30,295,551)			28,567,695

MORTGAGE-BACKED SECURITIES (19.44%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (12.53%)
3023 Class TG, 5.50%, due 08/01/35	1,012,199		1,007,725
3051 Class MY, 5.50%, due 10/01/25	1,000,000		1,025,610
Pool # A53146, 5.50%, due 10/01/36	699,999	(3)	707,815
Pool # A69436, 6.00%, due 12/01/37	1,434,401		1,470,706
Pool # G02648, 5.50%, due 12/01/36	1,369,195		1,384,484

			5,596,340

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount		Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.91%)
Pool # 256103, 5.50%, due 02/01/26	$771,221		$784,737
Pool # 897144, 6.00%, due 09/01/36	884,265	(3)	907,003
Pool # 928570, 6.00%, due 08/01/37	1,359,062		1,393,664

			3,085,404

Total Mortgage-Backed Securities (Cost $8,489,885)			8,681,744

SHORT-TERM INVESTMENTS (17.74%)
COMMERCIAL PAPER (7.83%)
INSURANCE CARRIERS (1.34%)
Prudential Funding LLC, 2.37%, due 4/7/2008	600,000		600,000

NONDEPOSITORY INSTITUTIONS (3.41%)
American General Finance Corp., 2.55%, due 4/11/2008	825,000		825,000
General Electric Capital Corp, 2.55%, due 4/7/2008	700,000		700,000

			1,525,000
PETROLEUM AND COAL PRODUCTS (3.08%)
Chevron Corp, 1.95%, due 4/3/2008	1,375,000		1,375,000

Total Commercial Paper (Cost $3,500,000)			3,500,000

UNITED STATES GOVERNMENT AGENCIES (9.85%)
Federal Home Loan Bank, due 4/2/2008	1,100,000		1,099,930
Federal Home Loan Bank, due 4/4/2008	1,100,000		1,099,790
Federal Home Loan Bank, due 4/16/2008	1,000,000		999,229
Federal Home Loan Bank, due 4/18/2008	1,200,000		1,198,798

Total United States Government Agencies (Cost $4,397,747)			4,397,747

	Shares Held
MONEY MARKET MUTUAL FUND (0.06%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $27,025)	27,025		27,025

Total Short-Term Investments (Cost $7,924,772)			7,924,772

Total Investments (102.50%) (Cost $47,510,208)			45,775,811

	Shares Held	Value

OTHER ASSETS LESS LIABILITIES (-2.50%)
Cash, receivables, prepaid expense and other assets, less liabilities		$(1,115,850)

Total Net Assets (100.00%)		$44,659,961

(1)	Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 03/31/08, the carrying value of each unit was 90.524, representing $1,357,860 or 3.04% of total net assets.

Bruce Mansfield Unit 1, was purchased at 100.000 on 07/13/07. As of 03/31/08, the carrying value of each unit was 106.653, representing $1,599,795 or 3.58% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 03/31/08, the carrying value of each unit was 111.508, representing $1,115,080 or 2.50% of total net assets.

As of 03/31/08, the carrying value of all restricted securities was $4,072,735 or 9.12% of total net assets.
(2)	Firm Commitment to purchase on 04/03/2008.
(3)	Trade restricted and held in a segregated account to cover firm commitment.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$800,055
Unrealized Depreciation	(2,534,452)

Net Unrealized Appreciation (Depreciation)	(1,734,397)

Cost for federal income tax purposes	$47,510,208

VALUATION

The portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

obligations maturing in 90 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 90 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$27,025
Level 2	45,748,786
Level 3	—

Total	$45,775,811

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

March 31, 2008

(Unaudited)

	Shares Held		Value

COMMON STOCKS (94.77%)
BUSINESS SERVICES (6.94%)
Adobe Systems Inc.	11,700	(1)	$416,403
eBay Inc.	19,135	(1)	570,988
Electronic Data Systems Corp.	5,745		95,654
Intuit Inc.	13,980	(1)	377,600
Microsoft Corp.	48,455		1,375,153
Oracle Corp.	46,070	(1)	901,129
Symantec Corp.	28,002	(1)	465,393
VASCO Data Security International, Inc.	17,500	(1)	239,400

			4,441,720
CHEMICALS AND ALLIED PRODUCTS (14.27%)
Abbott Laboratories	10,400		573,560
Amgen Inc.	7,625	(1)	318,573
Biovail Corp.	13,082		139,323
Colgate-Palmolive Co.	5,355		417,208
Dow Chemical Co. (The)	5,330		196,411
E.I. du Pont de Nemours and Co.	16,005		748,394
Genentech, Inc.	4,600	(1)	373,428
Johnson & Johnson	24,600		1,595,802
K-V Pharmaceutical Co.-Class A	12,700	(1)	316,992
Mylan Inc.	24,650		285,940
Novartis AG	5,700		292,011
Pfizer Inc.	66,886		1,399,924
Procter & Gamble Co. (The)	12,425		870,620
Schering-Plough Corp.	14,980		215,862
Teva Pharmaceutical Industries Ltd.	21,791		1,006,526
Wyeth	8,985		375,214

			9,125,788
COMMUNICATIONS (3.00%)
AT&T Inc.	17,660		676,378
Comcast Corp. — Class A	18,765		362,915
Embarq Corp.	6,700		268,670
Sprint Nextel Corp.	33,013		220,857
Verizon Communications Inc.	10,625		387,281

			1,916,101
DEPOSITORY INSTITUTIONS (4.72%)
Bank of America Corp.	16,089		609,934
Bank of New York Mellon Corp. (The)	21,040		877,999
Citigroup Inc.	22,363		479,015
National City Corp.	6,830		67,959
New York Community Bancorp, Inc.	23,156		421,902
U.S. Bancorp	9,135		295,609
Wachovia Corp.	9,950		268,650

			3,021,068
DRUG AND PROPRIETARY STORES (0.67%)
Walgreen Co.	11,245		428,322

	Shares Held		Value

ELECTRIC, GAS AND SANITARY SERVICES (3.16%)
Atmos Energy Corp.	11,267		$287,309
CMS Energy Corp.	28,300		383,182
Integrys Energy Group, Inc.	9,886		461,083
Pinnacle West Capital Corp.	9,200		322,736
Waste Management, Inc.	5,300		177,868
Xcel Energy Inc.	19,405		387,130

			2,019,308
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (8.26%)
Cisco Systems, Inc.	46,570	(1)	1,121,871
Emerson Electric Co.	4,600		236,716
General Electric Co.	82,780		3,063,688
Helen of Troy Ltd.	8,966	(1)	150,360
Intel Corp.	17,500		370,650
JDS Uniphase Corp.	12,750	(1)	170,723
QUALCOMM Inc.	4,200		172,200

			5,286,208
FABRICATED METAL PRODUCTS (0.95%)
Illinois Tool Works Inc.	12,580		606,733

FOOD AND KINDRED PRODUCTS (5.98%)
Anheuser-Busch Companies, Inc.	9,930		471,179
Coca-Cola Co. (The)	16,170		984,268
Coca-Cola Enterprises Inc.	17,485		423,137
Coca-Cola FEMSA, S.A.B. de C.V.	7,400		416,842
General Mills, Inc.	4,110		246,107
Kraft Foods Inc.	12,708		394,075
PepsiCo, Inc.	12,330		890,226

			3,825,834
FOOD STORES (0.46%)
Kroger Co. (The)	11,686		296,824

FURNISHINGS AND HOME FURNITURE STORES (0.32%)
Bed Bath & Beyond Inc.	7,010	(1)	206,795

GENERAL MERCHANDISE STORES (2.31%)
Target Corp.	13,790		698,877
Wal-Mart Stores, Inc.	14,735		776,240

			1,475,117
HEALTH SERVICES (0.31%)
LifePoint Hospitals, Inc.	7,163	(1)	196,768

HOLDING AND OTHER INVESTMENT OFFICES (1.84%)
Adams Express Co. (The)	63,254		792,573
H&Q Life Sciences Investors	32,819		387,592

			1,180,165

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held		Value

INDUSTRIAL MACHINERY AND EQUIPMENT (4.89%)
3M Co.	14,430		$1,142,134
EMC Corp.	62,025	(1)	889,438
Hewlett-Packard Co.	5,270		240,628
Ingersoll-Rand Co. Ltd.-Class A	19,260		858,611

			3,130,811
INSTRUMENTS AND RELATED PRODUCTS (6.44%)
Agilent Technologies, Inc.	7,000	(1)	208,810
Becton, Dickinson and Co.	11,026		946,582
Danaher Corp.	2,400		182,472
Excel Technology, Inc.	6,600	(1)	177,936
Medtronic, Inc.	15,340		741,996
Stryker Corp.	7,980		519,099
Thermo Fisher Scientific Inc.	16,352	(1)	929,448
Zimmer Holdings, Inc.	5,330	(1)	414,994

			4,121,337
INSURANCE AGENTS, BROKERS AND SERVICE (0.46%)
Arthur J. Gallagher & Co.	12,365		292,061

INSURANCE CARRIERS (4.43%)
Allstate Corp. (The)	4,910		235,975
American Equity Investment Life Holding Co.	39,100		362,848
American International Group, Inc.	12,765		552,086
EMC Insurance Group Inc.	13,620		366,242
Lincoln National Corp.	4,485		233,220
MBIA Inc.	4,690		57,312
MetLife, Inc.	8,705		524,563
Protective Life Corp.	4,215		170,960
Safeco Corp.	3,223		141,425
WellPoint, Inc.	4,222	(1)	186,317

			2,830,948
LUMBER & OTHER BUILDING MATERIALS DEALERS (0.56%)
Lowe’s Companies, Inc.	15,690		359,929

MANAGEMENT AND RELATED SERVICES (0.53%)
Paychex, Inc.	9,900		339,174

METAL MINING (2.54%)
Barrick Gold Corp.	24,946		1,083,904
Newmont Mining Corp.	12,000		543,600

			1,627,504
MOTION PICTURES (1.14%)
News Corp.-Class A	17,040		319,500
Time Warner Inc.	29,390		412,048

			731,548

	Shares Held		Value

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.90%)
United Parcel Service, Inc.-Class B	5,675		$414,388
Werner Enterprises, Inc.	8,805		163,421

			577,809
NONDEPOSITORY INSTITUTIONS (0.10%)
SLM Corp.	4,275	(1)	65,621

OIL AND GAS EXTRACTION (7.98%)
Anadarko Petroleum Corp.	9,700		611,391
Apache Corp.	5,200		628,264
Baker Hughes Inc.	6,200		424,700
Exterran Holdings, Inc.	5,900	(1)	380,786
Helmerich & Payne, Inc.	14,600		684,302
Noble Corp.	8,600		427,162
Occidental Petroleum Corp.	6,800		497,556
Rowan Companies, Inc.	12,200		502,396
Transocean Inc.	3,100	(1)	419,120
Weatherford International Ltd.	7,300	(1)	529,031

			5,104,708
PAPER AND ALLIED PRODUCTS (1.84%)
AbitibiBowater Inc.	37,497		484,086
Kimberly-Clark Corp.	10,720		691,976

			1,176,062
PERSONAL SERVICES (0.61%)
Cintas Corp.	13,560		387,002

PETROLEUM AND COAL PRODUCTS (3.65%)
BP p.l.c	6,000		363,900
Chevron Corp.	10,300		879,208
ConocoPhillips	10,257		781,686
Valero Energy Corp.	6,300		309,393

			2,334,187
PRINTING AND PUBLISHING (1.05%)
Belo Corp.-Series A	7,885		83,344
Meredith Corp.	8,945		342,146
R.R. Donnelley & Sons Co.	8,110		245,814

			671,304
RAILROAD TRANSPORTATION (0.31%)
Union Pacific Corp.	1,570		196,847

TOBACCO PRODUCTS (0.49%)
Altria Group, Inc.	4,260		94,572
Philip Morris International Inc.	4,260	(1)	215,471

			310,043
TRANSPORTATION EQUIPMENT (3.01%)
Federal Signal Corp.	13,300		185,668
Honeywell International Inc.	18,835		1,062,671
ITT Corp.	13,020		674,566

			1,922,905

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

WHOLESALE TRADE — NONDURABLE GOODS (0.65%)
Sysco Corp.	14,390	$417,598

Total Common Stocks (Cost $55,695,807)		60,624,149

SHORT-TERM INVESTMENTS (5.09%)
MONEY MARKET MUTUAL FUND (0.16%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $104,239)	104,239	104,239

	Principal Amount
COMMERCIAL PAPER (1.96%)
NONDEPOSITORY INSTITUTIONS
American Express Credit Corp., 2.30%, due 4/16/08	$200,000	200,000
American General Finance Corp., 2.55%, due 4/10/08	300,000	300,000
American General Finance Corp., 2.75%, due 4/18/08	300,000	300,000
General Electric Capital Corp., 2.25%, due 4/04/08	450,000	450,000

Total Commercial Paper (Cost $1,250,000)		1,250,000

UNITED STATES GOVERNMENT AGENCIES (2.97%)
Federal Home Loan Bank, due 4/01/08	450,000	450,000
Federal Home Loan Bank, due 4/16/08	300,000	299,767
Federal Home Loan Bank, due 4/18/08	450,000	449,549
Federal Home Loan Bank, due 4/21/08	300,000	299,658
Federal National Mortgage Assoc., due 4/10/08	400,000	399,772

Total United States Government Agencies (Cost $1,898,764)		1,898,746

Total Short-Term Investments (Cost $3,252,985)		3,252,985

Total Investments (99.86%) (Cost $58,948,792)		63,877,134

OTHER ASSETS LESS LIABILITIES (0.14%)
Cash, receivables, prepaid expense and other assets, less liabilities		92,129

Total Net Assets (100.00%)		$63,969,263

(1)	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$10,489,294
Unrealized Depreciation	(5,357,169)

Net Unrealized Appreciation (Depreciation)	5,132,125

Cost for federal income tax purposes	$58,745,008

VALUATION

The portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

investments maturing in 90 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$60,728,388
Level 2	3,148,746
Level 3	—

Total	$63,877,134

See accompanying notes.

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	5/13/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	5/13/2008

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date:	5/13/2008